Schedule of Investments
August 31, 2020 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.88%

Communications Equipment, Nec - 4.87%
Lumentum Holding, Inc. (2)	58,756	5,053,016

Construction, Mining & Materials Handling Machinery & Equipment - 6.55%
The Manitowoc Co., Inc. (2)	721,290	6,794,552

Dental Equipment & Supplies - 3.11%
Envista Holdings Corp. (2)	134,645	3,230,134

Drawing & Insulating of Nonferrous Wire - 2.23%
Corning, Inc.	71,350	2,316,021

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.86%
General Electric Co.	468,102	2,967,767

Fire, Marine & Casulty Insurance - 5.14%
Berkshire Hathaway, Inc. Class B (2)	20,825	4,540,683
Fairfax Financial Holdings Ltd. (2)	1,875	578,601
Markel Corp. (2)	200	217,366

		5,336,650

Industrial Instruments For Measurement, Display, and Control - 21.20%
Cognex Corp.	222,900	15,422,451
Danaher Corp.	31,833	6,572,559

		21,995,010

Industrial Trucks, Tractors, Trailors & Stackers - 2.32%
Terex Corp. (2)	123,025	2,407,599

Land Subdividers & Developers (No Cemeteries) - 7.37%
The St. Joe Co. (2)	329,250	7,641,892

National Commerical Banks - 1.90%
JPMorgan Chase & Co.	19,650	1,968,733

Office Furniture - 3.42%
Herman Miller, Inc.	148,725	3,544,117

Optical Instruments & Lenses - 1.55%
II-VI, Inc. (2)	36,155	1,608,897

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 3.51%
Rogers Corp. (2)	32,125	3,640,084

Printed Circuit Boards - 1.07%
Kimball Electronics, Inc. (2)	82,425	1,111,501

Pumps & Pumping Equipment - 3.12%
Colfax Corp. (2)	97,125	3,232,320

Retail-Catalog & Mail-Order Houses - 0.05%
Amazon.com, Inc. (2)	15	51,764

Retail-Eating Places - 1.60%
Chipotle Mexican Grill, Inc. (2)	1,270	1,664,056

Retail- Home Furniture, Furnishings & Equipment Stores - 4.53%
The Container Store Group, Inc. (2)	1,104,950	4,696,037

Retail- Variety Stores - 4.50%
Costco Wholesale Corp.	13,427	4,668,031

Services-Business Services, Nec - 3.43%
Global Payments, Inc.	20,176	3,563,485

Services-Prepackaged Software - 3.15%
National Instruments Corp.	91,050	3,267,785

Steel Works, Blast Furnaces & Rolling Mills (Coke Oven) - 1.66%
Nucor Corp.	37,900	1,722,934

Telephone & Telegraph Apparatus - 1.41%
Ciena Corp. (2)	25,750	1,461,828

Telephone Communications (No Radiotelephone) - 7.82%
Century Link, Inc.	669,234	7,194,266
Interface, Inc.	120,850	913,626

		8,107,892

Trucking (No Local) - 1.51%
YRC Worldwide, Inc. (2)	376,225	1,568,858

Total Common Stock	(Cost $ 79,395,535)	103,620,963

Money Market Registered Investment Companies - 0.00%

Federated Hermes Government Obligation Fund I Shares - 0.01% (3)	1,697	1,697

Total Money Market Registered Investment Companies	(Cost $ 1,697)	1,697

Total Investments - 99.88%	(Cost $ 79,397,232)	103,622,660

Other Assets less Liabilities - 0.12%		125,124

Total Net Assets - 100.00%		103,747,784

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$103,622,660	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$103,622,660	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at August 31, 2020.